Pension And Postretirement Benefits (Change In The Projected Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Special termination benefits	$ 250
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	58,911	56,110
Service cost - benefits earned during the period	1,321	1,216	1,186
Interest cost on projected benefit obligation	2,429	2,800	2,958
Amendments	0	(905)
Actuarial (gain) loss	(2,390)	6,707
Special termination benefits	255	12
Benefits paid	(3,966)	(5,729)
Transfer for sale of Advertising Solutions segment	0	(149)
Plan transfers	0	(1,151)
Benefit obligation at end of year	56,560	58,911	56,110
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	37,431	34,953
Service cost - benefits earned during the period	352	336	362
Interest cost on projected benefit obligation	1,532	1,725	2,051
Amendments	(4,460)	(2,768)
Actuarial (gain) loss	(2,098)	4,844
Special termination benefits	1	5
Benefits paid	(2,473)	(2,608)
Transfer for sale of Advertising Solutions segment	0	(207)
Plan transfers	0	1,151
Benefit obligation at end of year	30,285	37,431	34,953
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	9	10	14
Interest cost on projected benefit obligation	$ 101	$ 116	$ 126